DEBT - Aggregate Annual Principal Payments Required (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Aggregate Annual Principal Payments Required
2020	$ 207
2021	8,309
2022	22,984
2023	110,405
2024	0
Total	$ 141,905